Agreements (Details) ₪ in Millions	12 Months Ended
Dec. 31, 2019 ILS (₪)
Agreements (Details) [Line Items]
Acquisition of fixed assets, intangible assets, additional assets, and routine services amount	₪ 309
Acquisition of other agreements and the receipt of services	93
Pelephone [Member]
Agreements (Details) [Line Items]
Acquisition of fixed assets, intangible assets, additional assets, and routine services amount	₪ 6